Non-current assets - exploration and evaluation (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Non-current assets - exploration and evaluation [Abstract]
Exploration assets	$ 214,737	$ 209,009
Reconciliations of written down [Abstract]
Opening balance	209,009	203,110
Additions - Rhyolite Rydge	5,728	5,850
Exploration expenditure - noncore		49
Ending balance	$ 214,737	$ 209,009